SHAREHOLDERS' EQUITY - Share Capital (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 06, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 22, 2019	Nov. 01, 2018	Oct. 22, 2018
Changes in equity [abstract]
Balance, beginning of year	$ 823	$ 823
Balance, end of year		$ 704	$ 823
Share capital
Reconciliation of number of shares outstanding [abstract]
Common shares outstanding, beginning of year (in shares)	81,700,000	81,700,000	86,400,000
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan (in shares)		0	500,000
Number of Shares Repurchased and Cancelled		(200,000)	(3,600,000)
Shares to be repurchased under automatic share purchase plan (in shares)			(200,000)
Shares to be repurchased and cancelled under ASPP in 2019 (in shares)		(1,400,000)	(1,400,000)
Common shares outstanding, end of year (in shares)		81,500,000	81,700,000
Changes in equity [abstract]
Balance, beginning of year	$ 1,280	$ 1,280	$ 1,350
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan		1	11
Shares repurchased and cancelled in the year		(3)	(57)
Shares repurchased and cancelled under ASPP in 2019			(2)
Shares repurchased and cancelled under ASPP in 2019		(22)	(22)
Balance, end of year		$ 1,278	$ 1,280
Reverse Accrual For Number Of Shares To Be Repurchased And Cancelled		1,600,000	0
Reverse Accrual For Cancellation Of Treasury Shares		$ 24	$ 0
Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Authorized Amount				4,083,429	5,191,965
Reconciliation of number of shares outstanding [abstract]
Shares to be repurchased under automatic share purchase plan (in shares)			200,000
Changes in equity [abstract]
Percentage Of Public Float				5.00%		10.00%
Entity Public Float, Shares				81,668,583		51,919,654
Automatic Share Purchase Plan
Changes in equity [abstract]
Shares repurchased and cancelled in the year	39
Number Of Shares Repurchased In Prior Year And Cancelled In Current Year		(200,000)
Purchase Of Treasury Shares In Prior Year And Cancelled In Current Year	4
Automatic Share Purchase Plan | Share capital
Changes in equity [abstract]
Shares repurchased and cancelled in the year	$ 22
Purchase Of Treasury Shares In Prior Year And Cancelled In Current Year		$ (2)